Commitments and contingencies	12 Months Ended
Jun. 30, 2015
Commitments and contingencies [Abstract]
Commitments and contingencies
11	Commitments and contingencies

Office lease

The Company currently rents its offices pursuant to a one-year lease that commenced on May 27, 2015 at a rate of $3,082 (CA$3,850) per month. During the year ended June 30, 2015, the Company recorded $29,429 as rent expense (2014 - $23,850).